Income tax - Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax:
Current income tax benefit/(expense)	$ 1,887	$ (1,442)	$ (672)
Adjustments in respect of income tax of previous years	(120)	(141)	(137)
Total current tax	1,767	(1,583)	(809)
Deferred tax:
Relating to origination and reversal of temporary differences	888	(828)	(449)
Total deferred tax	888	(828)	(449)
Income tax benefit/(expense) reported in the consolidated statement of operations	$ 2,655	$ (2,411)	$ (1,258)